income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 72	$ 62	$ 113	$ 125
Adjustments recognized in the current period for income taxes of prior periods	(6)	(13)	(6)	(12)
Pillar Two global minimum tax			1
(Non-taxable) non-deductible amounts, net	4	2	(7)	(7)
Withholding and other taxes	12	2	19	9
Losses not recognized	2	5	3	8
Foreign tax differential	(2)	4	(3)	(7)
Other	(3)	1		2
Income taxes	$ 79	$ 63	$ 120	$ 118
Reconciliation of effective tax rate (as a percent)
Income taxes computed at applicable statutory rates (as a percent)	23.80%	24.20%	23.50%	23.30%
Adjustments recognized in the current period for income taxes of prior periods (as a percent)	(2.00%)	(5.30%)	(1.20%)	(2.20%)
Pillar Two global minimum tax (as a percent)			0.20%
(Non-taxable) non-deductible amounts, net (as a percent)	1.30%	0.80%	(1.60%)	(1.30%)
Withholding and other taxes (as percent)	4.00%	0.80%	4.00%	1.70%
Losses not recognized (as percent)	0.70%	1.90%	0.60%	1.50%
Foreign tax differential (as percent)	(0.70%)	1.50%	(0.60%)	(1.30%)
Other (as a percent)	(0.80%)	0.40%		0.30%
Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	26.30%	24.30%	24.90%	22.00%